Cover Page	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	6-K
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	Venator Materials PLC
Entity Central Index Key	0001705682
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q1